Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liabilities
Inventory	$ (183)	$ (449)
Property, plant & equipment	(82,773)	(30)
Derivative assets and debt	(874)	(519)
Deferred tax asset
Total deferred tax liabilities	(20,720)
Net deferred taxes	(20,720)	0
Unused tax losses [member]
Deferred tax asset
Total deferred tax liabilities	(83,830)	(998)
Non-capital loss carryforwards [member] | Unused tax losses [member]
Deferred tax asset
Deferred tax asset-tax losses	$ 63,110	$ 998